Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum rentals for leases having initial or remaining noncancelable lease terms in excess of one year
As of December 31, 2015, our future minimum rentals for leases having initial or remaining noncancelable lease terms in excess of one year were as follows (in thousands):

2016	$8,229
2017	8,229
2018	8,186
2019	8,186
2020	8,186
Thereafter	35,588
Total minimum rental payments	$76,604